Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

9.      Property, Plant and Equipment

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Balance, December 31, 2022	885,237	12,135,221	—	92,255	42,439	129,235	—	13,284,387
Additions	—	—	1,490	—	408	37	—	1,935
Foreign exchange movements	15,382	255,388	40	3,270	3,443	3,168	—	280,691
Balance, June 30, 2023	$900,619	$12,390,609	$1,530	$95,525	$46,290	$132,440	$—	$13,567,013
Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2021	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	972,872	—	27,883	22,942	13,490	—	1,037,187
Depreciation – Bophelo	—	32,549	49,538	6,577	20,832	463	—	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(195,441)	(149,161)	(28,357)	(2,877)	(876)	—	(376,712)
Foreign exchange movements	—	68,415	(9,000)	911	(15,759)	1,230	—	45,797
Balance, December 31, 2022	—	1,053,249	—	30,519	26,344	14,771	—	1,124,883
Depreciation	—	771,232	149	19,594	8,629	10,656	—	810,260
Foreign exchange movements	—	68,383	4	2,339	3,097	1,211	—	75,034
Balance, June 30, 2023	$—	$1,892,864	$153	$52,452	$38,070	$26,638	$—	$2,010,177
Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2022	$885,237	$11,081,972	$—	$61,736	$16,095	$114,464	$—	$12,159,504
Balance, June 30, 2023	$900,619	$10,497,745	$1,377	$43,073	$8,220	$105,802	$—	$11,556,836

During the year ended December 31, 2022, the Company derecognized property, plant and equipment with a net book value of $1,887,435 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. During the year ended December 31, 2021, the Company’s capital work in progress related to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo, Lesotho, which was derecognized at December 31, 2022 as a result of the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd (note 5).

During the six months ended June 30, 2023, the Company recorded depreciation of its property, plant and equipment of $810,260 (2022 — $372,723) of which $nil (2022 — $115,890) related to the operations of Bophelo Bio Science and Wellness (Pty) Ltd was recorded within discontinued operations.

9.      Property, Plant and Equipment

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2020	$—	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	—	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	—	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Balance, December 31, 2022	$885,237	$12,135,221	$—	$92,255	$42,439	$129,235	$—	$13,284,387
Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2020	$—	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	—	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	—	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	972,872	—	27,883	22,942	13,490	—	1,037,187
Depreciation – Bophelo	—	32,549	49,538	6,577	20,832	463	—	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(195,441)	(149,161)	(28,357)	(2,877)	(876)	—	(376,712)
Foreign exchange movements	—	68,415	(9,000)	911	(15,759)	1,230	—	45,797
Balance, December 31, 2022	$—	$1,053,249	$—	$30,519	$26,344	$14,771	$—	$1,124,883
Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2021	$—	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748
Balance, December 31, 2022	$885,237	$11,081,972	$—	$61,736	$16,095	$114,464	$—	$12,159,504

As at December 31, 2022, the Company derecognized property, plant and equipment with a net book value of $1,887,435 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. As at December 31, 2021, the Company’s capital work in progress related to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo, Lesotho, which was derecognized at December 31, 2022 as a result of the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd (note 5).

During the year ended December 31, 2022, the Company recorded depreciation of its property, plant and equipment of $1,147,146 (2021 — $155,073) of which $109,959 (2021 — $154,595) related to the operations of Bophelo Bio Science and Wellness (Pty) Ltd was recorded within discontinued operations.

6.      Property and equipment

Cost	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2019	$449,044	$304,770	$38,427	$—	$—	$616,377	$1,408,618
Additions	172,369	—	—	—	—	266,768	439,137
Write-offs	(23,748)	—	—	—	—	—	(23,748)
Foreign exchange movements	(11,305)	(11,333)	(1,429)	—	—	—	(24,067)
Balance, December 31, 2020	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Accumulated depreciation	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2019	$67,113	$22,489	$4,803	$—	$—	$—	$94,405
Depreciation	60,212	14,950	9,425	—	—	—	84,587
Foreign exchange movements	(3,615)	(1,115)	(354)	—	—	—	(5,084)
Balance, December 31, 2020	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Net book value	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2020	$462,650	$257,113	$23,124	$—	$—	$883,145	$1,626,032
Balance, December 31, 2021	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748

As at December 31, 2021 and 2020 the Company’s Capital work in progress relate to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo Bio Science in Lesotho.

The Company considered indicators of impairment at December 31, 2021 and 2020. The Company did not record any impairment loss during the year ended December 31, 2021 (2020 — $23,748, 2019 — nil).